Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Number of shares
Options outstanding (in shares)	9,757,282
Granted (in shares)	123,280
Exercised (in shares)	(844,350)
Forfeited (in shares)	(63,503)
Options outstanding (in shares)	8,972,709	9,757,282
Options Exercisable (in shares)	5,533,064
Vested and expected to vest after December 31, 2022 (in shares)	8,977,074
Weighted average exercise price
Options outstanding (in dollars per share)	$ 1.14
Granted (in dollars per share)	4.16
Exercised (in dollars per share)	0.53
Forfeited (in dollars per share)	2.67
Options outstanding (in dollars per share)	1.23	$ 1.14
Options Exercisable (in dollars per share)	0.61
Vested and expected to vest after December 31, 2022 (in dollars per share)	$ 1.23
Weighted average remaining contractual life, options outstanding	7 years 6 months 3 days
Weighted average remaining contractual life, options exercisable	6 years 8 months 8 days
Weighted average remaining contractual life, options vested and expected to vest	7 years 6 months 3 days
Aggregated intrinsic value, options outstanding	$ 66,350
Aggregated intrinsic value, options exercisable	44,308
Aggregated intrinsic value, options vested and expected to vest	$ 66,385
MARIADB CORPORATION AB [Member]
Number of shares
Options outstanding (in shares)	42,764,264	47,156,876
Granted (in shares)		10,053,674
Exercised (in shares)		(9,657,581)
Forfeited (in shares)		(4,788,705)
Options outstanding (in shares)		42,764,264
Options Exercisable (in shares)		25,951,862
Vested and expected to vest after December 31, 2022 (in shares)		41,954,393
Weighted average exercise price
Options outstanding (in dollars per share)	$ 0.24	$ 0.13
Granted (in dollars per share)		0.81
Exercised (in dollars per share)		0.09
Forfeited (in dollars per share)		0.48
Options outstanding (in dollars per share)		0.24
Options Exercisable (in dollars per share)		0.11
Vested and expected to vest after December 31, 2022 (in dollars per share)		$ 0.24
Weighted average remaining contractual life, options outstanding		7 years 8 months 8 days
Weighted average remaining contractual life, options exercisable		6 years 9 months 21 days
Weighted average remaining contractual life, options vested and expected to vest		7 years 8 months 8 days
Aggregated intrinsic value, options outstanding		$ 26,907
Aggregated intrinsic value, options exercisable		19,655
Aggregated intrinsic value, options vested and expected to vest		$ 26,338
Previously Reported
Number of shares
Options outstanding (in shares)	42,764,264
Options outstanding (in shares)		42,764,264
Weighted average exercise price
Options outstanding (in dollars per share)	$ 0.26
Options outstanding (in dollars per share)		$ 0.26
Recapitalization
Number of shares
Options outstanding (in shares)	(33,006,982)
Options outstanding (in shares)		(33,006,982)
Weighted average exercise price
Options outstanding (in dollars per share)	$ 0.88
Options outstanding (in dollars per share)		$ 0.88
Recapitalization | MARIADB CORPORATION AB [Member]
Number of shares
Options outstanding (in shares)		1,106,511
Options outstanding (in shares)